Segment Information - Net Revenues (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	$ 9,556	$ 9,664	$ 8,347
Netherlands [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	2,842	2,917	2,223
France [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	108	127	123
Italy [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	59	64	60
USA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	1,157	1,132	1,012
Singapore [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	4,857	4,873	4,444
Japan [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	520	534	463
Other Countries [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	$ 13	$ 17	$ 22